Revenue and related balances	3 Months Ended
Mar. 31, 2024
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application, and professional services revenue, which includes professional and premium support services such as initial implementation, project management, training, and integration.

The following table presents a disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2024	2023
	$	$
Subscription revenue	47,890	38,844
Professional services	3,513	2,615
	51,403	41,459